Retained Earnings	12 Months Ended
Dec. 31, 2020
Retained Earnings Disclosure [Abstract]
RETAINED EARNINGS
16.	RETAINED EARNINGS

	Note	December 31,
		2019	2020
		RMB	RMB

PRC statutory reserves	(i)	258,654,052	258,654,052
PRC surplus reserves	(ii)	147,125,493	161,631,825
Unreserved retained earnings		2,256,366,104	2,338,841,922
Total		2,662,145,649	2,759,127,799

(i)	With effect from July 1, 2012, pursuant to the “Administrative Measures on Accrual of Provisions by Financial Institutions” issued by the MOF in March 2012, the Group is required, in principle, to set aside a general reserve not lower than 1.5% of the ending balance of its gross risk-bearing assets.

(ii)	In accordance with the Company’s PRC subsidiaries’ articles of associate, the subsidiaries are required to appropriate 10% of their net incomes, upon approval by board of directors.